Total
Portfolio Optimization Conservative Portfolio
Portfolio Optimization Conservative Portfolio
SUPPLEMENT DATED MARCH 20, 2023 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2022 FOR CLASS D, CLASS I and CLASS P SHARES Disclosure Changes to the Fund Summaries section

Portfolio Optimization Conservative Portfolio – In the Principal Risks from Holdings in Portfolio Optimization Underlying Funds subsection, Growth Companies Risk is added after Value Companies Risk:

●     Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.